RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Jinan QCY Intelligent Technology Co., Ltd
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	¥ (1,279)	¥ (1,417)
Beijing QC Technology Company Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	(654)	(152)
Beijing HJRT Technology Company, Limited
RELATED PARTY TRANSACTIONS [Line Items]
Service purchased from related party	¥ (132)	¥ (132)